Phoenix Insight Balanced Fund

Phoenix Insight Core Equity Fund

Phoenix Insight Emerging Markets Fund

Phoenix Insight Index Fund

Phoenix Insight Small-Cap Growth Fund

Phoenix Insight Small Cap-Opportunity Fund

Phoenix Insight Small-Cap Value Fund

Phoenix Insight Value Equity Fund

Phoenix Insight High Yield Bond Fund

Phoenix Insight Intermediate Government Bond Fund

Phoenix Insight Intermediate Tax-Exempt Bond Fund

Phoenix Insight Short/Intermediate Bond Fund

Phoenix Insight Tax-Exempt Bond Fund

Each a series of Phoenix Insight Funds Trust

Supplement dated July 1, 2008 to the

Class A, Class C and Class I Shares

Prospectus dated May 1, 2008

IMPORTANT NOTICE TO INVESTORS

In the Prospectus section “Performance Tables”, the table “Average Annual Total Returns for the Period Ended 12/31/07” is revised as follows:

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Balanced Fund is 0.06%;

The Balanced Benchmark for Phoenix Insight Balanced Fund for 5 years is 9.87%, 10 years is 6.44%, and since inception of the Class A shares is 5.19%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Core Equity Fund is 0.67%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Emerging Markets Fund is 29.27%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Index Fund is -0.87%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small-Cap Growth Fund is -6.89%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small Cap-Opportunity Fund is -15.75%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Small-Cap Value Fund is -14.39%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Value Equity Fund is 3.51%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight High Yield Bond Fund is -2.52%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Intermediate Government Bond Fund is 1.65%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Intermediate Tax-Exempt Bond Fund is -1.64%;

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Short/Intermediate Bond Fund is -0.62%; and

The Class A Shares Return Before Taxes for 1 Year for Phoenix Insight Tax-Exempt Bond Fund is -1.80%.

Investors should retain this supplement with the Prospectus for future reference.

PXP 4491/RevPerfTables (07/08)